Provision for Employee Benefits - Schedule of Annual Voluntary Resignation (Details)	Dec. 31, 2025	Dec. 31, 2024
Plan A [Member] | Below 31 [Member]
Disclosure of other provisions [line items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	14.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	21.00%
Plan A [Member] | 31-40 [Member]
Disclosure of other provisions [line items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	7.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	14.00%
Plan A [Member] | 41-50 [Member]
Disclosure of other provisions [line items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	5.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	9.00%
Plan A [Member] | Above 50 [Member]
Disclosure of other provisions [line items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	0.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	0.00%
Plan B [Member] | Below 31 [Member]
Disclosure of other provisions [line items]
Annual Voluntarily Resignation Rate	21.00%	22.00%
Plan B [Member] | 31-40 [Member]
Disclosure of other provisions [line items]
Annual Voluntarily Resignation Rate	14.00%	15.00%
Plan B [Member] | 41-50 [Member]
Disclosure of other provisions [line items]
Annual Voluntarily Resignation Rate	9.00%	12.00%
Plan B [Member] | Above 50 [Member]
Disclosure of other provisions [line items]
Annual Voluntarily Resignation Rate	0.00%	0.00%